UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Connecticut Municipal Money Market Fund, Inc.
Statement of Investments
December 31, 2004 (Unaudited)
	Principal
Tax Exempt Investments-99.2%	Amount ($)		Value ($)

Connecticut--98.4%

Town of Berlin, GO Notes 2.70%, 6/15/2005	570,000		572,544
Bethel, GO Notes, BAN 3.50%, 11/2/2005	1,055,000		1,067,454
Branford, GO Notes 4.50%, 5/15/2005 (Insured; FGIC)	100,000		101,132
State of Connecticut:
GO Notes:
4.60%, 3/15/2005	300,000		301,498
3%, 4/15/2005	505,000		507,494
5.50%, 8/1/2005	500,000		509,955
6%, 10/01/2005	100,000		102,838
VRDN 2.03% (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	11,550,000	a	11,550,000
Connecticut Clean Water Fund, Revenue
5.875%, 5/1/2005	300,000		304,166
Connecticut Development Authority:
VRDN:
IDR:
(Energy Network Sina Project)
2.05% (LOC; Bank of America)	3,000,000	a	3,000,000
(Imperial Electric Assembly Project)
2.12% (LOC; Wachovia Bank)	1,695,000	a	1,695,000
(Lapham-Hickey Steel Corp.)
2.06% (LOC; Bank of Montreal)	1,500,000	a	1,500,000
Refunding (Capitol District Energy Project)
2.05% (LOC; Bank of America)	10,500,000	a	10,500,000
(SHW Inc. Project)
2.03% (LOC; Deutsche Bank)	5,600,000	a	5,600,000
PCR:
(Connecticut Light and Power Co. Project)
2.03% (Liquidity Facility; Merrill Lynch)	1,750,000	a	1,750,000
(Western Massachusetts Electric Co.)
2.03% (Liquidity Facility; Merrill Lynch)	3,800,000	a	3,800,000
Water Facility Revenue, Refunding
(Connecticut Water Co. Project):
2% (LOC; Citizens Bank of Rhode Island)	2,050,000	a	2,050,000
2.05% (LOC; Citizens Bank of Rhode Island)	1,250,000	a	1,250,000
Connecticut Health and Educational Facilities Authority:
College and University Revenue, VRDN
(University of Hartford)
1.99% (LOC; Citizens Bank of Rhode Island)	2,900,000	a	2,900,000
Private Schools Revenue, VRDN (Westminster School)
2% (LOC; Bank of America)	5,000,000	a	5,000,000
Revenue:
(Choate Rosemary Hall)

4.60%, 7/1/2005 (Insured; MBIA)	100,000		101,374
VRDN (Eastern Connecticut Health)
2% (LOC; Comerica Bank)	5,000,000	a	5,000,000
Connecticut Higher Education Supplemental Loan Authority
Student Loan Revenue, Refunding 1.70%
11/15/2005 (Insured; MBIA)	110,000		109,481
Connecticut Housing Finance Authority, Revenue
VRDN:
2.04% (GIC; Rabobank Nederland and
Liquidity Facility; Merrill Lynch)	4,950,000	a	4,950,000
2.08% (Liquidity Facility; FHLMC)	8,481,000	a	8,481,000
Connecticut Municipal Electric Energy Cooperative Power
Supply System, Electric, Power and Light Revenues
5%, 1/1/2005 (Insured; MBIA)	1,115,000		1,115,226
Connecticut Special Assessment Second Injury Fund
Special Assessment Revenue
5.50%, 1/1/2005 (Insured; AMBAC)	250,000		250,059
Connecticut Special Tax Obligation
Transportation Infrastructure Program:
Fuel Sales Tax Revenue
2%, 1/1/2005	3,000,000		3,000,125
Special Tax Revenue:
3%, 7/1/2005	1,315,000		1,321,464
Refunding 4%, 9/1/2005 (Insured; FGIC)	200,000		202,557
VRDN 2% (Insured; FGIC and Liquidity Facility;
Dexia Credit Locale)	12,000,000	a	12,000,000
Town of East Haven, GO Notes, BAN
2%, 4/26/2005	3,905,000		3,912,571
Town of Fairfield, GO Notes, Refunding
2%, 4/1/2005	170,000		170,000
Glastonbury, GO Notes, BAN
2.90%, 5/16/2005	320,000		321,004
Hamden, GO Notes, BAN
2.625%, 7/29/2005	10,080,000		10,133,847
Town of Madison, GO Notes 2%, 3/15/2005	300,000		300,535
City of Milford, GO Notes
6.70%, 2/1/2005	300,000		301,390
Monroe, GO Notes 4%, 4/15/2005	200,000		201,460
City of New Haven, GO Notes
7%, 2/15/2005 (Insured; FGIC)	750,000		755,346
City of New London, GO Notes, Refunding
4%, 2/1/2005 (Insured; AMBAC)	310,000		310,672
New Milford, GO Notes
4.45%, 1/15/2005	100,000		100,138
Newington, GO Notes
3.25%, 5/15/2005 (Insured; MBIA)	435,000		437,615
Northeast Tax Exempt Bond Grantor Trust, Revenue
VRDN 2.14% (LOC; Bank of America)	3,630,000	a	3,630,000
Plymouth, GO Notes, BAN
3%, 10/6/2005	1,485,000		1,496,051

Regional School District Number 004, GO Notes
4.50%, 2/1/2005 (Insured; MBIA)	750,000		752,132
Regional School District Number 010, GO Notes
BAN 3%, 8/15/2005	4,000,000		4,021,986
Regional School District Number 013, GO Notes
BAN 2%, 3/15/2005	800,000		801,423
Ridgefield, GO Notes, Refunding 2%, 1/1/2005	600,000		600,004
Shelton Housing Authority, Revenue, VRDN
(Crosby Commons Project)
2.02% (LOC; Wachovia Bank)	1,745,000	a	1,745,000
South Central Regional Water Authority:
Water System Revenue:
4%, 8/1/2005 (Insured; MBIA)	735,000		743,217
Refunding 3%, 8/1/2005 (Insured; FSA)	100,000		100,515
Town of Southbury, GO Notes
3.25%, 2/1/2005 (Insured; MBIA)	280,000		280,506
Town of Southington, GO Notes
5%, 2/1/2005 (Insured; AMBAC)	460,000		461,486
Stonington, GO Notes:
6.10%, 2/15/2005	495,000		497,851
BAN 3%, 10/13/2005	2,000,000		2,018,400
Stratford, GO Notes:
7%, 6/15/2005 (Insured; FGIC)	325,000		332,288
Refunding 4.50%, 2/15/2005 (Insured; FSA)	975,000		979,046
University of Connecticut, GO Notes:
2%, 1/15/2005	170,000		170,014
2%, 2/15/2005	200,000		200,182
3.85%, 4/1/2005	100,000		100,640
Town of Wallingford, GO Notes, Refunding
5.40%, 6/1/2005	435,000		442,014
Town of Watertown, GO Notes
5%, 4/1/2005 (Insured; MBIA)	275,000		277,587
City of West Hartford, GO Notes
3%, 1/15/2005	1,200,000		1,201,015
West Haven, GO Notes, BAN
2%, 1/27/2005	5,875,000		5,876,362
Windsor, GO Notes:
4%, 3/15/2005	255,000		256,441
BAN 1.60%, 3/10/2005	1,705,000		1,706,726
Windsor Locks, GO Notes, Refunding
2.125%, 3/15/2005	100,000		100,174
Wolcott, GO Notes, BAN
3%, 9/22/2005	3,140,000		3,167,556

U.S. Related--0.8%

Commonwealth of Puerto Rico:
GO Notes (Public Improvement)
5%, 7/1/2005 (Insured; MBIA)	210,000		213,153

Revenue, VRDN, Merlots Program 2.03% (Insured;
MBIA and Liquidity Facility; Wachovia Bank)	1,000,000	a	1,000,000
Total Investments (cost $140,709,687)	99.2%		140,709,711
Cash and Receivables (Net)	0.8%		1,079,605
Net Assets	100.0%		141,789,316

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	GO	General Obligation
BAN	Bond Anticipation Notes	IDR	Industrial Development Revenue
FGIC	Financial Guaranty Insurance Company	LOC	Letter of Credit
FHLMC	Federal Home Loan Mortgage Corporation	MBIA	Municipal Bond Investors Assurance
FSA	Financial Security Assurance		Insurance Corporation
GIC	Guaranteed Investment Contract	PCR	Pollution Control Revenue
		VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	63.5
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	13.3
Not Rated c		Not Rated c		Not Rated c	23.2

					100.0

*	Based on total investments.
a	Securities payable on demand. Variable interest rate-subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the portfolio may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	February 18, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	February 18, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)